ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	$ 4,068		$ (361)		$ (1,424)
Other comprehensive income (loss)	230		216		(108)
Ending balance	2,222		4,068		(361)
Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	473	[1]	306	[1],[2]	392	[2]
Other comprehensive income (loss)	108	[3]	167	[1]	(86)	[2]
Ending balance	581	[3]	473	[1]	306	[1],[2]
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	473		306
Other comprehensive income (loss)	108		167
Ending balance	581		473		306
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,090		1,005
Other comprehensive income (loss)	71		85
Ending balance	1,161		1,090		1,005
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(600)		(709)
Other comprehensive income (loss)	35		109
Ending balance	(565)		(600)		(709)
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(17)		(17)
Other comprehensive income (loss)	2		0
Ending balance	(15)		(17)		(17)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	0		27
Other comprehensive income (loss)	0		(27)
Ending balance	$ 0		$ 0		$ 27

[1]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[3]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.